Employee Benefit Plans - Net Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of net pension cost
Service cost - benefits earned during the year	$ 1,614	$ 1,430	$ 1,707
Interest costs on projected benefit obligations	1,127	1,169	1,037
Expected return on plan assets	(1,598)	(1,467)	(1,327)
Expected administrative expenses	110	122	93
Amortization of prior service cost	50	79	79
Amortization of unrecognized net loss	164	0	140
Net periodic pension cost	$ 1,467	$ 1,333	$ 1,729